STOCK OPTION RESERVE (Details Narrative) $ / shares in Units, $ in Thousands							3 Months Ended		12 Months Ended
	Mar. 30, 2023 $ / shares shares	Jul. 27, 2022 $ / shares shares	Jun. 08, 2022 $ / shares shares	Feb. 15, 2022 $ / shares shares	Jan. 19, 2022 $ / shares shares	Jan. 13, 2021 $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares available for awards	746,120
Exercisable price | $ / shares	$ 2.92
Number of shares available for awards	879,180
Expiration date	Mar. 30, 2033
Number of shares purchased	14,600
Number of shares available for granted	87,600
Total of stock options granted to employees	651,020
Stock options granted to consultant	7,500
Share based compensation expense | $							$ 800	$ 1,200
Vested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding							7,500			7,500
Unvested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding							738,620			738,620
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Option issued						350,000
Consultants [Member]
IfrsStatementLineItems [Line Items]
Option issued						518,000
N 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Option issued						868,000
Exercise price | $ / shares						$ 17.75
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards						243,000
Fair value per share | $ / shares						$ 17.75
Compensation expense | $									$ 4,300
Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards					302,000
Fair value per share | $ / shares					$ 10.22
Number of shares available for awards	2,880,992
Share based compensation expense | $							$ 3,400
Amended And Restated 2021 Equity Incentive Plan [Member] | Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards		15,900
Exercisable price | $ / shares		$ 10.06
Amended And Restated 2021 Equity Incentive Plan [Member] | Two Members [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards					13,800
Amended And Restated 2021 Equity Incentive Plan [Member] | Employees [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards					288,200
Amended And Restated 2021 Equity Incentive Plan [Member] | Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards				13,800	135,740
Fair value per share | $ / shares				$ 8.59	$ 10.22
Amended And Restated 2021 Equity Incentive Plan [Member] | Executive [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards			50,000
Exercisable price | $ / shares			$ 11.00